Shareholder Report, Average Annual Return (Details)	12 Months Ended
Oct. 31, 2025
C000215611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional Class
C000215610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor Class